Commitment and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023
Delayed Draw and Revolving Senior Secured Loans
Financial Support for Nonconsolidated Legal Entity [Line Items]
Unfunded commitments	$ 314,251	$ 509,403	$ 287,164
Financial Support, Capital Contributions
Financial Support for Nonconsolidated Legal Entity [Line Items]
Unfunded commitments	220,271	425,694
Capital commitments	$ 1,629,389	$ 1,585,531